TREASURY SHARES	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Treasury shares	TREASURY SHARES
As of June 30, 2026, the Company holds an aggregate of 427,949 shares at a cost of $4.2 million, with a weighted average of $9.77 per share (December 31, 2025: 427,949 shares at a cost of $4.2 million).